FGI-Q1

Quarterly Report
August 31, 2025
MFS®  International Intrinsic Value Fund

Portfolio of Investments
8/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.9%
Airlines – 1.2%
Ryanair Holdings PLC, ADR	4,540,757	$288,201,847
Alcoholic Beverages – 2.3%
Diageo PLC	10,232,833	$283,390,932
Pernod Ricard S.A.	2,182,610	248,193,899
		$531,584,831
Apparel Manufacturers – 0.8%
Compagnie Financiere Richemont S.A.	693,703	$121,158,526
LVMH Moet Hennessy Louis Vuitton SE	116,600	68,764,445
		$189,922,971
Automotive – 0.7%
Knorr-Bremse AG	1,676,658	$174,967,762
Brokerage & Asset Managers – 5.2%
Deutsche Boerse AG	1,789,188	$526,641,780
Euronext N.V.	2,214,576	365,566,423
London Stock Exchange Group PLC	2,590,118	320,953,605
		$1,213,161,808
Business Services – 2.5%
Experian PLC	6,703,888	$347,216,500
Intertek Group PLC	1,386,817	87,910,369
Nomura Research Institute Ltd.	3,747,454	147,802,003
		$582,928,872
Computer Software – 4.2%
Cadence Design Systems, Inc. (a)	351,746	$123,262,351
Dassault Systemes SE	8,747,386	272,212,851
NICE Systems Ltd., ADR (a)(l)	363,280	51,349,628
SAP SE	1,969,696	533,917,226
		$980,742,056
Computer Software - Systems – 3.8%
Amadeus IT Group S.A.	4,176,465	$349,840,887
Cap Gemini S.A.	1,315,089	186,853,553
Samsung Electronics Co. Ltd.	7,340,336	367,280,330
		$903,974,770
Construction – 3.0%
Compagnie de Saint-Gobain S.A.	3,374,651	$364,005,950
CRH PLC	3,026,392	341,830,977
		$705,836,927
Consumer Products – 5.6%
Beiersdorf AG	1,363,173	$156,670,787
Haleon PLC	88,808,700	435,602,722
Kenvue, Inc.	12,697,856	262,972,598
KOSE Corp.	460,600	17,871,738
Lion Corp.	1,820,800	19,508,350
Reckitt Benckiser Group PLC	2,030,418	151,760,480
ROHTO Pharmaceutical Co. Ltd.	10,386,500	177,092,663
Svenska Cellulosa Aktiebolaget	7,585,751	103,152,428
		$1,324,631,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 7.5%
Legrand S.A.	4,686,461	$713,297,990
Mitsubishi Electric Corp.	18,001,200	433,661,217
Schneider Electric SE	2,465,106	605,768,911
		$1,752,728,118
Electronics – 4.5%
ASML Holding N.V.	194,684	$144,992,518
Hirose Electric Co. Ltd.	1,058,300	136,442,547
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,368,737	777,740,311
		$1,059,175,376
Energy - Independent – 0.7%
Woodside Energy Group Ltd.	8,842,293	$152,423,538
Energy - Integrated – 4.2%
Aker BP ASA	7,849,710	$198,270,158
Galp Energia SGPS S.A., “B”	5,033,342	97,749,203
Petroleo Brasileiro S.A., ADR	7,950,298	91,189,918
TotalEnergies SE	9,749,490	610,217,104
		$997,426,383
Engineering - Construction – 0.9%
Taisei Corp.	3,016,200	$204,241,229
Food & Beverages – 2.2%
Chocoladefabriken Lindt & Sprungli AG	5,485	$83,562,020
Ezaki Glico Co. Ltd.	2,556,500	85,364,537
Novozymes A.S.	681,780	43,338,500
Toyo Suisan Kaisha Ltd.	4,540,200	311,891,646
		$524,156,703
Insurance – 2.5%
Hiscox Ltd.	7,573,791	$133,589,379
Samsung Fire & Marine Insurance Co. Ltd.	457,753	146,191,212
Willis Towers Watson PLC	914,471	298,839,978
		$578,620,569
Machinery & Tools – 4.4%
Assa Abloy AB	8,576,712	$302,760,788
Epiroc AB	4,370,842	91,254,517
GEA Group AG	592,231	43,095,331
IMI PLC	11,334,778	348,378,691
Schindler Holding AG	365,341	135,698,738
Spirax Group PLC	1,025,621	101,125,412
		$1,022,313,477
Major Banks – 11.5%
Bank of Ireland Group PLC	26,843,848	$396,954,328
BPER Banca S.p.A.	13,152,501	136,606,757
Lloyds TSB Group PLC	256,440,528	275,620,260
National Bank of Greece S.A.	13,564,210	187,727,521
NatWest Group PLC	100,319,126	692,329,208
Resona Holdings, Inc.	59,242,600	590,249,950
UBS Group AG	10,721,718	433,880,183
		$2,713,368,207
Medical & Health Technology & Services – 0.7%
M3, Inc.	11,699,200	$173,989,327

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 6.6%
Agilent Technologies, Inc.	2,233,111	$280,612,728
Alcon, Inc.	2,075,278	165,109,289
EssilorLuxottica	1,124,076	342,177,669
Olympus Corp.	7,610,700	88,490,509
Shimadzu Corp.	7,794,800	190,670,637
Smith & Nephew PLC	15,101,723	282,290,839
Waters Corp. (a)	650,485	196,316,373
		$1,545,668,044
Metals & Mining – 1.6%
ArcelorMittal S.A.	4,355,848	$145,029,486
Glencore PLC	56,734,742	224,066,742
		$369,096,228
Oil Services – 0.5%
Tenaris S.A.	6,691,514	$121,457,648
Other Banks & Diversified Financials – 6.9%
AIB Group PLC	72,339,636	$587,333,112
CaixaBank S.A.	68,192,972	680,514,442
Chiba Bank Ltd.	20,466,000	209,162,645
Julius Baer Group Ltd.	2,155,886	155,464,128
		$1,632,474,327
Pharmaceuticals – 3.0%
Roche Holding AG	1,211,702	$394,183,629
Sandoz Group AG	5,100,334	319,730,992
		$713,914,621
Precious Metals & Minerals – 7.2%
Agnico Eagle Mines Ltd.	2,494,270	$359,624,570
Franco-Nevada Corp.	4,231,199	797,437,825
Northern Star Resources Ltd. Co.	10,894,154	137,395,148
Wheaton Precious Metals Corp.	4,053,311	407,057,671
		$1,701,515,214
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	1,268,072	$159,626,459
Specialty Chemicals – 2.0%
Croda International PLC	1,332,614	$45,173,112
Nitto Denko Corp.	7,270,400	163,359,100
Sika AG	432,419	100,248,359
Symrise AG	1,707,372	165,349,267
		$474,129,838
Total Common Stocks		$22,792,278,916
Mutual Funds (h) – 2.8%
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 4.33% (v)	647,505,363	$647,570,113
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.23% (j)	9,611,850	$9,611,850

Other Assets, Less Liabilities – 0.3%		66,914,094
Net Assets – 100.0%		$23,516,374,973

(a)	Non-income producing security.

Portfolio of Investments (unaudited) – continued
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $647,570,113 and
$22,801,890,766, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$3,922,088,281	$—	$—	$3,922,088,281
United Kingdom	3,729,408,251	—	—	3,729,408,251
Japan	444,535,955	2,505,262,143	—	2,949,798,098
Switzerland	1,909,035,864	—	—	1,909,035,864
Germany	1,600,642,153	—	—	1,600,642,153
Canada	1,564,120,066	—	—	1,564,120,066
United States	1,503,835,005	—	—	1,503,835,005
Ireland	1,272,489,287	—	—	1,272,489,287
Spain	1,030,355,329	—	—	1,030,355,329
Other Countries	2,653,407,566	657,099,016	—	3,310,506,582
Investment Companies	657,181,963	—	—	657,181,963
Total	$20,287,099,720	$3,162,361,159	$—	$23,449,460,879
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended August 31, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
IMI PLC *	$344,149,441	$—	$44,360,248	$21,997,620	$26,591,878	$—
MFS Institutional Money Market Portfolio	813,230,360	454,452,154	620,175,212	(3,674)	66,485	$647,570,113
	$1,157,379,801	$454,452,154	$664,535,460	$21,993,946	$26,658,363	$995,948,804

Affiliated Issuers	Dividend Income	Capital Gain Distributions
IMI PLC *	$1,785,288	$—
MFS Institutional Money Market Portfolio	7,857,469	—
	$9,642,757	$—

*	Held at period end. No longer considered an affiliated issuer.
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2025, are as follows:
France	16.7%
United Kingdom	15.9%
Japan	12.6%
United States	9.4%
Switzerland	8.1%
Germany	6.8%
Canada	6.7%
Ireland	5.4%
Spain	4.4%
Other Countries	14.0%